CONSOLIDATED BALANCE SHEETS [Parenthetical]	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Common stock, issued	14,527,571	14,400,000	381,900,450
Common stock, outstanding	14,527,571	14,400,000	381,900,450
Preferred stock, authorized	100,000,000	100,000,000	100,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0